Contract Backlog (Details Narrative) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract Backlog
Contract backlog		$ 551,850	$ 583,392
Direct costs		$ 454,132	$ 452,884